INCOME TAXES	12 Months Ended
Jun. 30, 2025
INCOME TAXES
INCOME TAXES

8.INCOME TAXES

The Company generates taxable income primarily in Japan. Income taxes in Japan applicable to the Company are imposed by the national, prefectural, and municipal governments, and in the aggregate resulted in a statutory rate of approximately 30.6% for the fiscal years ended June 30, 2025, 2024, and 2023.

The components of income tax expenses were as follows as of June 30, 2025, 2024, and 2023 (in thousands):

	For the Fiscal Years Ended June 30,
	2025	2024	2023
			(as restated)
Current	¥543,913	¥276,876	¥314,084
Deferred	4,418	50,993	3,334
Total	¥548,331	¥327,869	¥317,418

A reconciliation of income tax expenses to the amount of income tax benefit at the statutory rate in Japan for the fiscal years ended June 30, 2025, 2024, and 2023 is as follows:

	For the Fiscal Years Ended June 30,
	2025	2024	2023
			(as restated)
Statutory tax rate	30.6%	30.6%	30.6%
Permanent differences	2.5%	(0.3)%	(2.5)%
Prefecture, Local, and Enterprise Tax	5.5%	3.5%	7.3%
True up adjustment	(0.4)%	0.0%	0.0%
Tax credits	0.0%	0.0%	(1.6)%
Change in valuation allowance	0.9%	0.1%	0.5%
Deductions and other adjustments	0.0%	0.5%	(0.1)%
Effect of different tax rates in other jurisdictions	0.2%	0.0%	0.0%
Effective tax rate	39.3%	34.4%	34.2%

The statutory tax rate in effect for the fiscal year in which the temporary differences are expected to reverse are used to calculate the tax effects of temporary differences that are expected to reverse in the future years.

The primary components of deferred tax assets and liabilities were as follows as of June 30, 2025 and 2024 (in thousands):

	June 30,
	2025	2024
Deferred tax assets:
Reserves and Allowances	¥61,192	¥49,545
Intangibles	—	11,331
Investments in securities	21,560	15,564
Asset retirement obligation	3,211	2,425
Accrued Commissions	20,737	20,737
Leases	712	767
Net Operating Loss	18,889	6,163
Others	34,329	16,537
Total deferred tax assets, gross	160,630	123,069
Less: valuation allowance	(18,165)	(5,186)
Deferred tax assets, net of valuation allowance	142,465	117,883
Less: net off deferred tax liabilities	(142,465)	(117,883)
Deferred tax assets, net	¥—	¥—
Deferred tax liabilities:
Inventories	¥168,140	¥169,761
Property and equipment	20,431	23,936
Prepaid Expenses	108	108
Intangible assets, including software	1,968	3,543
Leases	6,554	1,919
Others	34,902	3,634
Total deferred tax liabilities, gross	232,103	202,901
Less: net off deferred tax assets	(142,465)	(117,883)
Deferred tax liabilities, net	¥89,638	¥85,018

The Company recorded a net deferred tax liability of ¥89,638 thousand and ¥85,018 thousand as of June 30, 2025 and 2024, respectively. In valuing deferred tax assets, the Company uses judgment, considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence is commensurate with the extent to which it can be objectively verified. Based on the weight of evidence, management has provided a full valuation allowance on deferred tax assets incurred for its subsidiaries, including LRE Dallas, Real Vision, and LRE Management, in the amount of ¥18,165 thousand and ¥5,186 thousand as of June 30, 2025 and 2024, since it was determined that it was more likely than not that deferred tax assets would not be utilized in the foreseeable future. For Lead Real Estate Co., Ltd, the parent company, there was no valuation allowance for deferred tax assets as of June 30, 2025 and 2024 on a stand-alone basis. Based on the level of historical taxable income and projections for the future taxable income over the periods in which the deferred tax assets become deductible, management believes all deferred tax assets at June 30, 2025 and 2024, are fully realizable.

Interest and penalties related to income tax matters are recognized as a component of selling, general, and administrative expenses in the consolidated statements of comprehensive income, if applicable. The Company did not have any uncertain tax benefits, interest or penalties associated with uncertain tax benefits that have been accrued or recognized as of and for the fiscal years ended June 30, 2025, 2024, and 2023.

Changes to valuation allowance for deferred tax assets were as follows for the fiscal years ended June 30, 2025, 2024, and 2023 (in thousands):

	For the Fiscal Years Ended June 30,
	2025	2024	2023
			(as restated)
Valuation allowance, beginning of period	¥5,186	¥4,572	¥121
Net changes during the period	12,979	614	4,451
Valuation allowance, end of period	¥18,165	¥5,186	¥4,572

Out of total net operating loss of ¥86,709 thousand as of June 30, 2025, ¥9,846 thousand incurred in Japan will begin to expire in 2030 through 2034 and ¥76,863 thousand incurred in foreign jurisdictions have no expiration dates.

The Company is subject to taxation and files income tax returns in Japan and foreign jurisdictions. Tax years for the periods ended June 30, 2021 through June 30, 2025 for Japan jurisdiction and tax years for the periods ended June 30, 2023 through June 30, 2025 in major foreign jurisdictions remain subject to examination.